Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule Of Share Based Compensation Expense

Total share-based compensation expense is as follows (in thousands):

	Year Ended December 31,
	2019	2018	2017
Research and development	$1,195	$603	$722
General and administrative	2,049	674	565
Total	$3,244	$1,277	$1,287

Schedule of Fair Value of Share Options Granted to Employees And Directors

The fair value of each share option granted to employees and directors was estimated on the date of grant using the following assumptions:

	Year Ended December 31,
	2019	2018	2017
Risk free interest rate	1.43% - 2.61%	2.65% - 3.12%	1.89% - 2.83%
Expected dividend yield	—	—	—
Expected term (in years)	5.4 - 6.4	6.0	6.0
Expected volatility	55% - 58%	59%	57%

Summary of Share Option Plan Activity

The following table summarizes share option plan activity for the year ended December 31, 2019:

	Number of Shares	Weighted- Average Exercise Price	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	15,871,228	$1.06	6.7	$3,580,527
Granted	22,228,741	$0.96
Exercised	(58,960)	$0.84
Cancelled or forfeited	(1,914,638)	$1.11
Outstanding at December 31, 2019	36,126,371	$0.99	7.8	$-
Exercisable at December 31, 2019	15,869,209	$0.99	6.1	$-
Vested and expected to vest at December 31, 2019	30,523,472	$0.99	7.5	$-